Movements in Equity - Summary of Cumulative Translation Exchange in Equity (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Beginning balance	£ 330	£ 811	£ 389
Exchange movements on overseas net assets	(907)	(481)	313
Reclassification of exchange movements on overseas net assets	(75)		109
Ending balance	(652)	330	811
Previously stated [member]
Beginning balance	330
Ending balance		330
Retained earnings [member]
Beginning balance	381	443	(128)
Exchange movements on overseas net assets	(830)	(458)	462
Reclassification of exchange movements on overseas net assets	(75)		109
Adjustment of exchange movements on overseas net assets	396	396
Ending balance	(524)	381	443
Retained earnings [member] | Previously stated [member]
Beginning balance	(15)
Ending balance		(15)
Fair value reserve [member]
Beginning balance	1	23	23
Exchange movements on overseas net assets	(2)	(22)
Ending balance	(1)	1	23
Fair value reserve [member] | Previously stated [member]
Beginning balance	1
Ending balance		1
Non- controlling interests [member]
Beginning balance	(52)	345	494
Exchange movements on overseas net assets	(75)	(1)	(149)
Adjustment of exchange movements on overseas net assets		(396)
Ending balance	(127)	(52)	£ 345
Non- controlling interests [member] | Previously stated [member]
Beginning balance	£ 344
Ending balance		£ 344